SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable - related parties	$ 17,500,166	$ 15,317,545
Allowance for credit losses	(8,518,902)	(7,436,456)
Accounts Receivable - related parties, net	8,981,264	7,881,089
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable - related parties	398,538	295,490
Allowance for credit losses	(139,796)	(252,035)
Accounts Receivable - related parties, net	$ 258,742	$ 43,455